FFA P1 P2 P4 04/21

SUPPLEMENT DATED APRIL 16, 2021

TO THE PROSPECTUSES DATED MAY 1, 2020

OF

FRANKLIN ALLOCATION VIP FUND

(a series of Franklin Templeton Variable Insurance Products Trust)

The Prospectus is amended as follows:

I.        All references to May Tong, CFA have been removed from the “Fund Summaries - Portfolio Managers” and the Fund Details – Portfolio Managers” sections of the prospectus.

Please keep this supplement with your Prospectus for future reference.

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